Income tax - Disclosure of operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income tax
Operating loss carry forwards	$ 21,694
Underpaid tax claw back period	5 years
2022
Income tax
Operating loss carry forwards	$ 4,212
2023
Income tax
Operating loss carry forwards	432
2024
Income tax
Operating loss carry forwards	871
2025
Income tax
Operating loss carry forwards	5,740
2026
Income tax
Operating loss carry forwards	9,128
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 1,311